(Loss)/earnings per share (Details) £ / shares in Units, £ in Thousands, shares in Thousands		3 Months Ended		6 Months Ended
		Dec. 31, 2021 GBP (£) £ / shares item shares	Dec. 31, 2020 GBP (£) £ / shares shares	Dec. 31, 2021 GBP (£) £ / shares item shares	Jun. 30, 2021 GBP (£)	Dec. 31, 2020 GBP (£) £ / shares shares
(Loss)/earnings per share
(Loss)/profit for the period | £		£ (1,402)	£ 63,828	£ (16,941)	£ (125,774)	£ 33,558
Basic (loss)/earnings per share | £ / shares		£ (0.0086)	£ 0.3917	£ (0.1039)		£ 0.2060
Diluted (loss)/earnings per share | £ / shares	[1]	£ (0.0086)	£ 0.3907	£ (0.1039)		£ 0.2054
Number of categories of dilutive potential ordinary shares | item		1		1
Weighted average number of ordinary shares used as the denominator in calculating basic (loss)/earnings per share		163,003	162,939	162,999		162,939
Weighted average number of ordinary shares and potential ordinary shares used as the denominator in calculating diluted (loss)/earnings per share		163,003	163,385	162,999		163,385
Class A ordinary shares
(Loss)/earnings per share
Weighted average number of ordinary shares used as the denominator in calculating basic (loss)/earnings per share		53,962	40,622	49,466		40,622
Adjustment for calculation of diluted earnings per share assumed conversion into Class A ordinary shares			446			446
Class B ordinary shares
(Loss)/earnings per share
Weighted average number of ordinary shares used as the denominator in calculating basic (loss)/earnings per share		110,724	124,000	115,216		124,000
Treasury shares
(Loss)/earnings per share
Weighted average number of ordinary shares used as the denominator in calculating basic (loss)/earnings per share		1,683	1,683	1,683		1,683

[1]	For the three and six months ended 31 December 2021, potential ordinary shares are anti-dilutive, as their inclusion in the diluted loss per share calculation would reduce the loss per share, and hence have been excluded.